Investments (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net profit (loss) for the year	R$ (10,961)	R$ (12,052)	R$ (4,890)
Equity	(16,502)	(4,278)	3,279	R$ 6,108
Investment [Member]
IfrsStatementLineItems [Line Items]
Net profit (loss) for the year	(264)	(84)	21
Equity	(217)	37
Investment 1 [Member]
IfrsStatementLineItems [Line Items]
Net profit (loss) for the year	(39)	(16)	(16)
Equity	80
Associate [Member]
IfrsStatementLineItems [Line Items]
Net profit (loss) for the year	96	75	R$ 70
Equity	191	285
Associate 1 [Member]
IfrsStatementLineItems [Line Items]
Net profit (loss) for the year	59	10
Equity	R$ 802	R$ 708